CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total Renren Inc.'s deficit	Ordinary shares	Treasury shares	Additional paid-in capital	Subscription receivable	Accumulated other comprehensive income	Statutory reserves	Accumulated deficit	Noncontrolling interest	Total comprehensive income (loss) for the year	Series A convertible preferred shares	Series A convertible preferred shares Total Renren Inc.'s deficit	Series A convertible preferred shares Preferred Stock	Series A convertible preferred shares Additional paid-in capital	Series A convertible preferred shares Accumulated deficit	Series B convertible preferred shares	Series B convertible preferred shares Total Renren Inc.'s deficit	Series B convertible preferred shares Preferred Stock	Series B convertible preferred shares Additional paid-in capital	Series B convertible preferred shares Accumulated deficit	Series A and B convertible preferred shares	Series A and B convertible preferred shares Total Renren Inc.'s deficit	Series A and B convertible preferred shares Additional paid-in capital	Series A and B convertible preferred shares Accumulated deficit	Class A ordinary shares Ordinary shares	Class B ordinary shares Ordinary shares
Balance at Dec. 31, 2008	$ (12,401)	$ (12,401)	$ 249				$ 6,898		$ (19,741)					$ 100					$ 93
Balance (in shares) at Dec. 31, 2008			249,058,340											100,000,000					92,558,680
Increase (Decrease) in Shareholders' Equity
Share-based compensation	2,256	2,256			2,256
Excess of repurchase consideration paid over the carrying amount of Series C shares (Note 17)	(13,445)	(13,445)			(2,477)				(10,968)
Unrealized gain on available-for-sale investments, net of tax effect of nil	12,687	12,687					12,687				12,687
Foreign currency translation adjustments	(36)	(36)					(36)				(36)
Net income (loss)	(70,115)	(70,115)							(70,115)		(70,115)
Transfer to statement of operations of realized gain on available-for-sales investment, net of tax effect of nil	(755)	(755)					(755)				(755)
Provision of statutory reserves								2,595	(2,595)
Exercise of option	270	270	2		268
Exercise of option (in shares)			1,500,000
Repurchase of shares														(3)					(2)			(2,974)	(2,974)	(58)	(2,911)
Repurchase of shares (in shares)														(3,500,000)					(1,457,140)
Issuance of common shares	11	11			11
Issuance of common shares (in shares)			214,300
Total comprehensive income (loss)											(58,219)
Balance at Dec. 31, 2009	(84,502)	(84,502)	251				18,794	2,595	(106,330)					97					91
Balance (in shares) at Dec. 31, 2009			250,772,640											96,500,000					91,101,540
Increase (Decrease) in Shareholders' Equity
Share-based compensation	2,798	2,798			2,798
Unrealized gain on available-for-sale investments, net of tax effect of nil	27,539	27,539					27,539				27,539
Foreign currency translation adjustments	313	313					313				313
Net income (loss)	(64,155)	(64,155)							(64,155)		(64,155)
Exercise of option	1,566	1,566	11		1,555
Exercise of option (in shares)			11,058,330
Repurchase of shares	(42,455)	(42,455)	(61)		(1,531)				(40,863)			(6,840)	(6,840)	(12)	(28)	(6,800)	(5,760)	(5,760)	(9)	(327)	(5,424)
Repurchase of shares (in shares)			(60,447,970)											(11,400,000)					(9,600,000)
Issuance of common shares	2,104	2,104	10		7,003	(4,909)
Issuance of common shares (in shares)			10,000,000
Total comprehensive income (loss)											(36,303)
Balance at Dec. 31, 2010	(169,392)	(169,392)	211		9,470	(4,909)	46,646	2,595	(223,572)					85					82
Balance (in shares) at Dec. 31, 2010			211,383,000											85,100,000					81,501,540
Increase (Decrease) in Shareholders' Equity
Share-based compensation	5,523	5,523			5,523
Unrealized gain on available-for-sale investments, net of tax effect of nil	(8,873)	(8,873)					(8,873)				(8,873)
Capital contribution from non-controlling interest Shareholder of Qingting	542									542
Foreign currency translation adjustments	2,389	2,379					2,379			10	2,389
Net income (loss)	41,004	41,256							41,256	(252)	41,004
Transfer to statement of operations of realized gain on available-for-sales investment, net of tax effect of nil	(32,818)	(32,818)					(32,818)				(32,818)
Provision of statutory reserves								912	(912)
Exercise of option	14,233	14,233	62		14,157																					7	7
Exercise of option (in shares)			61,171,840																							7,128,595	7,229,170
Repurchase of shares	(24,310)	(24,310)	(1)	(25,597)	1,306																					(18)
Repurchase of shares (in shares)			(800,000)	(18,267,684)																						(18,267,684)
Issuance of common shares	777,379	777,379			777,203																					176
Issuance of common shares (in shares)																										176,162,559
Conversion of preferred shares upon IPO	599,959	599,959			599,400									(85)					(82)							494	232
Conversion of preferred shares upon IPO (in shares)														(85,100,000)					(81,501,540)							494,265,840	231,402,480
Registration of ordinary shares as Class A and Class B ordinary shares prior to IPO			(272)																							112	160
Registration of ordinary shares as Class A and Class B ordinary shares prior to IPO			(271,754,840)																							111,623,040	160,131,800
Cash received from share subscription receivables	4,909	4,909				4,909
Total comprehensive income (loss)											1,702
Balance at Dec. 31, 2011	$ 1,210,545	$ 1,210,245		$ (25,597)	$ 1,407,059		$ 7,334	$ 3,507	$ (183,228)	$ 300																$ 771	$ 399
Balance (in shares) at Dec. 31, 2011				(18,267,684)																						770,912,350	398,763,450